Horizon Defined Risk Fund
Schedule of Investments
August 31, 2025 (Unaudited)

	COMMON STOCKS - 100.8%	Shares	Value
Aerospace & Defense - 2.2%
	Axon Enterprise, Inc. (a)	1,121	$837,712
	Boeing Co. (a)	11,715	2,749,276
	General Dynamics Corp.	3,957	1,284,324
	General Electric Co.	16,766	4,614,003
	Howmet Aerospace, Inc.	6,318	1,099,964
	Huntington Ingalls Industries, Inc.	605	163,828
	L3Harris Technologies, Inc.	2,937	815,370
	Lockheed Martin Corp.	3,269	1,489,454
	Northrop Grumman Corp.	2,119	1,250,295
	RTX Corp.	20,810	3,300,466
	Textron, Inc.	2,844	227,975
	TransDigm Group, Inc.	871	1,218,424
			19,051,091

Air Freight & Logistics - 0.3%
	CH Robinson Worldwide, Inc.	1,841	236,937
	Expeditors International of Washington, Inc.	2,180	262,777
	FedEx Corp.	3,457	798,809
	United Parcel Service, Inc. - Class B	11,421	998,652
			2,297,175

Automobile Components - 0.0%(b)
	Aptiv PLC (a)	3,577	284,479

Automobiles - 1.9%
	Ford Motor Co.	60,821	715,863
	General Motors Co.	15,544	910,723
	Tesla, Inc. (a)	43,726	14,598,800
			16,225,386

Banks - 3.7%
	Bank of America Corp.	103,469	5,250,017
	Citigroup, Inc.	29,327	2,832,108
	Citizens Financial Group, Inc.	6,824	356,759
	Fifth Third Bancorp	10,463	478,891
	Huntington Bancshares, Inc.	22,702	404,323
	JPMorgan Chase & Co. (c)	43,687	13,168,135
	KeyCorp	15,558	301,203
	M&T Bank Corp.	2,582	520,686
	PNC Financial Services Group, Inc.	6,179	1,281,772
	Regions Financial Corp.	14,204	389,048
	Truist Financial Corp.	20,552	962,245
	US Bancorp	24,368	1,189,889
	Wells Fargo & Co.	51,389	4,223,148
			31,358,224

Beverages - 1.1%
	Brown-Forman Corp. - Class B	2,838	84,970
	Coca-Cola Co.	60,499	4,173,826
	Constellation Brands, Inc. - Class A	2,423	392,381
	Keurig Dr Pepper, Inc.	18,650	542,528
	Molson Coors Brewing Co. - Class B	2,683	135,465
	Monster Beverage Corp. (a)	10,935	682,453
	PepsiCo, Inc.	21,421	3,184,232
			9,195,855

Biotechnology - 1.6%
	AbbVie, Inc. (c)	27,578	5,802,411
	Amgen, Inc.	8,387	2,413,024
	Biogen, Inc. (a)	2,279	301,329
	Gilead Sciences, Inc.	19,468	2,199,300
	Incyte Corp. (a)	2,490	210,679
	Moderna, Inc. (a)	5,287	127,364
	Regeneron Pharmaceuticals, Inc.	1,635	949,445
	Vertex Pharmaceuticals, Inc. (a)	4,002	1,564,862
			13,568,414

Broadline Retail - 4.1%
	Amazon.com, Inc. (a)(c)	147,388	33,751,852
	eBay, Inc.	7,480	677,763
			34,429,615

Building Products - 0.5%
	Allegion PLC	1,349	229,060
	AO Smith Corp.	1,839	131,102
	Builders FirstSource, Inc. (a)	1,792	248,515
	Carrier Global Corp.	12,615	822,498
	Johnson Controls International PLC	10,309	1,101,929
	Lennox International, Inc.	491	273,909
	Masco Corp.	3,307	242,701
	Trane Technologies PLC	3,497	1,453,353
			4,503,067

Capital Markets - 3.4%
	Ameriprise Financial, Inc.	1,494	769,126
	Bank of New York Mellon Corp.	11,207	1,183,459
	Blackrock, Inc.	2,265	2,552,972
	Blackstone, Inc.	11,430	1,959,102
	CBOE Global Markets, Inc.	1,629	384,363
	Charles Schwab Corp.	26,622	2,551,452
	CME Group, Inc.	5,623	1,498,586
	Coinbase Global, Inc. - Class A (a)	3,497	1,064,976
	FactSet Research Systems, Inc.	586	218,766
	Franklin Resources, Inc.	4,828	123,886
	Goldman Sachs Group, Inc.	4,873	3,631,603
	Intercontinental Exchange, Inc.	8,969	1,583,925
	Invesco, Ltd.	6,994	153,099
	KKR & Co., Inc.	10,540	1,470,225
	MarketAxess Holdings, Inc.	581	106,811
	Moody's Corp.	2,418	1,232,600
	Morgan Stanley	19,329	2,908,628
	MSCI, Inc.	1,208	685,806
	Nasdaq, Inc.	6,463	612,305
	Northern Trust Corp.	3,055	401,060
	Raymond James Financial, Inc.	2,871	486,462
	S&P Global, Inc.	4,915	2,695,583
	State Street Corp.	4,501	517,480
	T. Rowe Price Group, Inc.	3,466	373,011
			29,165,286

Chemicals - 1.2%
	Air Products & Chemicals, Inc.	3,468	1,019,973
	Albemarle Corp.	1,829	155,319
	CF Industries Holdings, Inc.	2,713	235,027
	Corteva, Inc.	10,706	794,278
	Dow, Inc.	10,990	270,684
	DuPont de Nemours, Inc.	6,525	501,903
	Eastman Chemical Co.	1,793	126,120
	Ecolab, Inc.	3,928	1,088,213
	International Flavors & Fragrances, Inc.	3,986	269,095
	Linde PLC	7,433	3,555,129
	LyondellBasell Industries NV - Class A	4,042	227,767
	Mosaic Co.	4,958	165,597
	PPG Industries, Inc.	3,617	402,319
	Sherwin-Williams Co.	3,614	1,322,110
			10,133,534

Commercial Services & Supplies - 0.5%
	Cintas Corp.	5,353	1,124,291
	Copart, Inc. (a)	13,700	668,697
	Republic Services, Inc.	3,164	740,281
	Rollins, Inc.	4,382	247,758
	Veralto Corp.	3,856	409,469
	Waste Management, Inc.	5,698	1,289,970
			4,480,466

Communications Equipment - 0.9%
	Arista Networks, Inc. (a)	16,140	2,203,917
	Cisco Systems, Inc.	62,232	4,299,609
	F5, Inc. (a)	895	280,260
	Motorola Solutions, Inc.	2,600	1,228,396
			8,012,182

Construction & Engineering - 0.1%
	Quanta Services, Inc.	2,296	867,796

Construction Materials - 0.1%
	Martin Marietta Materials, Inc.	945	582,498
	Vulcan Materials Co.	2,054	598,043
			1,180,541

Consumer Finance - 0.7%
	American Express Co.	8,665	2,870,541
	Capital One Financial Corp.	9,944	2,259,476
	Synchrony Financial	6,066	463,078
			5,593,095

Consumer Staples Distribution & Retail - 1.9%
	Costco Wholesale Corp.	6,928	6,535,321
	Dollar General Corp.	3,430	373,047
	Dollar Tree, Inc. (a)	3,149	343,776
	Kroger Co.	10,396	705,265
	Sysco Corp.	7,636	614,469
	Target Corp.	7,150	686,257
	Walmart, Inc.	67,774	6,572,722
			15,830,857

Containers & Packaging - 0.2%
	Amcor PLC	22,580	194,865
	Avery Dennison Corp.	1,246	213,876
	Ball Corp.	4,660	245,303
	International Paper Co.	8,230	408,866
	Packaging Corp. of America	1,384	301,657
	Smurfit WestRock PLC	7,719	365,572
			1,730,139

Distributors - 0.1%
	Genuine Parts Co.	2,167	301,928
	LKQ Corp.	4,054	132,242
	Pool Corp.	588	182,697
			616,867

Diversified Telecommunication Services - 0.7%
	AT&T, Inc.	112,174	3,285,577
	Verizon Communications, Inc.	65,775	2,909,228
			6,194,805

Electric Utilities - 1.5%
	Alliant Energy Corp.	3,997	260,085
	American Electric Power Co., Inc.	8,321	923,797
	Constellation Energy Corp.	4,883	1,503,866
	Duke Energy Corp.	12,120	1,484,579
	Edison International	6,044	339,250
	Entergy Corp.	6,694	589,674
	Evergy, Inc.	3,587	255,610
	Eversource Energy	5,719	366,416
	Exelon Corp.	15,702	685,863
	FirstEnergy Corp.	8,009	349,353
	NextEra Energy, Inc.	32,125	2,314,606
	NRG Energy, Inc.	3,158	459,679
	PG&E Corp.	34,272	523,676
	Pinnacle West Capital Corp.	1,769	158,078
	PPL Corp.	11,529	420,463
	Southern Co.	17,118	1,579,991
	Xcel Energy, Inc.	8,970	649,338
			12,864,324

Electrical Equipment - 0.9%
	AMETEK, Inc.	3,609	666,943
	Eaton Corp. PLC	6,168	2,153,496
	Emerson Electric Co.	8,807	1,162,524
	GE Vernova, Inc.	4,307	2,640,062
	Generac Holdings, Inc. (a)	922	170,800
	Hubbell, Inc.	833	359,015
	Rockwell Automation, Inc.	1,758	603,750
			7,756,590

Electronic Equipment, Instruments & Components - 0.7%
	Amphenol Corp. - Class A	18,920	2,059,631
	CDW Corp.	2,071	341,218
	Corning, Inc.	12,040	807,041
	Jabil, Inc.	1,704	349,030
	Keysight Technologies, Inc. (a)	2,694	440,281
	TE Connectivity PLC	4,656	961,464
	Teledyne Technologies, Inc. (a)	720	387,482
	Trimble, Inc. (a)	3,836	310,026
	Zebra Technologies Corp. - Class A (a)	797	252,721
			5,908,894

Energy Equipment & Services - 0.2%
	Baker Hughes & GE Co., - Class A	15,461	701,929
	Halliburton Co.	13,561	308,242
	Schlumberger, Ltd.	21,888	806,354
			1,816,525

Entertainment - 1.6%
	Electronic Arts, Inc.	3,704	636,903
	Live Nation Entertainment, Inc. (a)	2,444	406,902
	Netflix, Inc. (a)(c)	6,677	8,067,485
	Take-Two Interactive Software, Inc. (a)	2,556	596,238
	TKO Group Holdings, Inc.	1,029	195,057
	Walt Disney Co.	28,241	3,343,170
	Warner Bros Discovery, Inc. (a)	34,894	406,166
			13,651,921

Financial Services - 4.3%
	Apollo Global Management, Inc.	6,978	950,613
	Berkshire Hathaway, Inc. - Class B (a)(c)	28,634	14,402,329
	Block, Inc. (a)	8,302	661,171
	Corpay, Inc. (a)	1,083	352,701
	Fidelity National Information Services, Inc.	8,271	577,399
	Fiserv, Inc. (a)	8,883	1,227,453
	Global Payments, Inc.	3,861	342,934
	Jack Henry & Associates, Inc.	1,131	184,647
	MasterCard, Inc. - Class A (c)	12,719	7,571,494
	PayPal Holdings, Inc. (a)	15,450	1,084,435
	Visa, Inc. - Class A (c)	26,921	9,470,269
			36,825,445

Food Products - 0.5%
	Archer-Daniels-Midland Co.	7,470	467,921
	Bunge Global SA	2,076	174,841
	Conagra Brands, Inc.	7,453	142,576
	General Mills, Inc.	8,607	424,583
	Hershey Co.	2,300	422,625
	Hormel Foods Corp.	4,532	115,294
	J M Smucker Co.	1,655	182,894
	Kellanova	4,194	333,423
	Kraft Heinz Co.	13,626	381,119
	Lamb Weston Holdings, Inc.	2,221	127,774
	McCormick & Co., Inc.	3,933	276,765
	Mondelez International, Inc. - Class A	20,209	1,241,641
	The Campbell's Co.	3,064	97,834
	Tyson Foods, Inc., - Class A	4,462	253,352
			4,642,642

Gas Utilities - 0.1%
	Atmos Energy Corp.	2,473	410,839

Ground Transportation - 0.9%
	CSX Corp.	30,126	979,396
	JB Hunt Transport Services, Inc.	1,234	178,918
	Norfolk Southern Corp.	3,530	988,329
	Old Dominion Freight Line, Inc.	2,927	441,889
	Uber Technologies, Inc. (a)	32,640	3,060,000
	Union Pacific Corp.	9,433	2,108,936
			7,757,468

Health Care - 0.0%(b)
	ABIOMED INC (a)(d)	495	0

Health Care Equipment & Supplies - 2.2%
	Abbott Laboratories	27,098	3,594,821
	Align Technology, Inc. (a)	1,089	154,595
	Baxter International, Inc.	7,973	196,853
	Becton Dickinson & Co.	4,479	864,357
	Boston Scientific Corp. (a)	23,024	2,429,032
	Cooper Cos., Inc. (a)	3,108	209,464
	Dexcom, Inc. (a)	6,095	459,197
	Edwards Lifesciences Corp. (a)	9,210	749,141
	GE HealthCare Technologies, Inc.	7,132	525,842
	Hologic, Inc. (a)	3,500	234,920
	IDEXX Laboratories, Inc. (a)	1,272	823,099
	Insulet Corp. (a)	1,089	370,129
	Intuitive Surgical, Inc. (a)	5,565	2,633,887
	Medtronic PLC	20,030	1,858,984
	ResMed, Inc.	2,285	627,255
	Solventum Corp. (a)	2,153	157,363
	STERIS PLC	1,525	373,717
	Stryker Corp.	5,359	2,097,566
	Zimmer Biomet Holdings, Inc.	3,107	329,653
			18,689,875

Health Care Providers & Services - 1.7%
	Cardinal Health, Inc.	3,768	560,603
	Cencora, Inc.	2,691	784,723
	Centene Corp. (a)	7,744	224,886
	Cigna Group	4,275	1,286,219
	CVS Health Corp.	19,694	1,440,616
	DaVita, Inc. (a)	682	93,952
	Elevance Health, Inc.	3,617	1,152,557
	HCA Healthcare, Inc.	2,787	1,125,837
	Henry Schein, Inc. (a)	1,943	135,194
	Humana, Inc.	1,874	569,059
	Labcorp Holdings, Inc.	1,293	359,441
	McKesson Corp.	1,952	1,340,321
	Molina Healthcare, Inc. (a)	863	156,056
	Quest Diagnostics, Inc.	1,724	313,147
	UnitedHealth Group, Inc. (c)	14,372	4,453,452
	Universal Health Services, Inc. - Class B	910	165,238
			14,161,301

Hotels, Restaurants & Leisure - 2.1%
	Airbnb, Inc. - Class A (a)	6,756	881,861
	Booking Holdings, Inc.	506	2,833,119
	Caesars Entertainment, Inc. (a)	3,316	88,769
	Carnival Corp. (a)	16,364	521,848
	Chipotle Mexican Grill, Inc. (a)	21,175	892,315
	Darden Restaurants, Inc.	1,820	376,631
	Domino's Pizza, Inc.	533	244,274
	DoorDash, Inc. - Class A (a)	5,289	1,297,127
	Expedia Group, Inc.	1,922	412,846
	Hilton Worldwide Holdings, Inc.	3,753	1,036,053
	Las Vegas Sands Corp.	5,364	309,127
	Marriott International, Inc. - Class A	3,569	955,992
	McDonald's Corp.	11,191	3,508,826
	MGM Resorts International (a)	3,491	138,558
	Norwegian Cruise Line Holdings Ltd. (a)	6,873	170,725
	Royal Caribbean Cruises Ltd.	3,859	1,401,666
	Starbucks Corp.	17,742	1,564,667
	Wynn Resorts Ltd.	1,392	176,436
	Yum! Brands, Inc.	4,353	639,761
			17,450,601

Household Durables - 0.3%
	DR Horton, Inc.	4,423	749,610
	Garmin, Ltd.	2,399	580,126
	Lennar Corp., - Class A	3,643	485,029
	Mohawk Industries, Inc. (a)	814	108,010
	NVR, Inc. (a)	40	324,706
	PulteGroup, Inc.	3,156	416,655
			2,664,136

Household Products - 1.0%
	Church & Dwight Co., Inc.	3,838	357,548
	Clorox Co.	1,920	226,944
	Colgate-Palmolive Co.	12,676	1,065,671
	Kimberly-Clark Corp.	5,175	668,300
	Procter & Gamble Co. (c)	36,637	5,753,474
			8,071,937

Independent Power and Renewable Electricity Producers - 0.1%
	AES Corp.	11,106	150,375
	Vistra Corp.	5,308	1,003,796
			1,154,171

Industrial Conglomerates - 0.4%
	3M Co.	8,476	1,318,272
	Honeywell International, Inc.	10,152	2,228,364
			3,546,636

Insurance - 2.0%
	Aflac, Inc.	7,727	825,707
	Allstate Corp.	4,134	841,062
	American International Group, Inc.	9,264	753,348
	Aon PLC - Class A	3,368	1,236,056
	Arch Capital Group Ltd.	5,852	535,634
	Arthur J Gallagher & Co.	3,964	1,200,101
	Assurant, Inc.	796	171,626
	Brown & Brown, Inc.	3,700	358,715
	Chubb Ltd.	5,816	1,599,807
	Cincinnati Financial Corp.	2,437	374,323
	Erie Indemnity Co. - Class A	383	135,728
	Everest Group Ltd.	665	227,350
	Globe Life, Inc.	1,302	182,215
	Hartford Insurance Group, Inc.	4,486	593,543
	Loews Corp.	2,754	266,587
	Marsh & McLennan Cos., Inc.	7,669	1,578,357
	MetLife, Inc.	9,038	735,332
	Principal Financial Group, Inc.	3,281	264,153
	Progressive Corp.	9,148	2,260,105
	Prudential Financial, Inc.	5,526	605,981
	Travelers Cos., Inc.	3,536	960,059
	Willis Towers Watson PLC	1,553	507,505
	WR Berkley Corp.	4,685	335,868
			16,549,162

Interactive Media & Services - 7.1%
	Alphabet, Inc. - Class A (c)	91,150	19,406,746
	Alphabet, Inc. - Class C (c)	73,869	15,773,248
	Match Group, Inc.	3,917	146,261
	Meta Platforms, Inc. - Class A (c)	34,214	25,273,882
			60,600,137

IT Services - 0.9%
	Accenture PLC - Class A	9,766	2,538,867
	Akamai Technologies, Inc. (a)	2,341	185,243
	Cognizant Technology Solutions Corp., - Class A	7,721	557,842
	EPAM Systems, Inc. (a)	880	155,197
	Gartner, Inc. (a)	1,194	299,921
	GoDaddy, Inc. - Class A (a)	2,198	325,986
	International Business Machines Corp.	14,441	3,516,239
	VeriSign, Inc.	1,263	345,266
			7,924,561

Leisure Products - 0.0%(b)
	Hasbro, Inc.	2,043	165,830

Life Sciences Tools & Services - 0.9%
	Agilent Technologies, Inc.	4,452	559,438
	Bio-Techne Corp.	2,464	134,608
	Charles River Laboratories International, Inc. (a)	794	129,668
	Danaher Corp.	9,998	2,057,789
	IQVIA Holdings, Inc. (a)	2,605	497,060
	Mettler-Toledo International, Inc. (a)	317	412,430
	Revvity, Inc.	1,893	170,578
	Thermo Fisher Scientific, Inc.	5,969	2,941,046
	Waters Corp. (a)	920	277,656
	West Pharmaceutical Services, Inc.	1,122	277,078
			7,457,351

Machinery - 1.5%
	Caterpillar, Inc.	7,461	3,126,457
	Cummins, Inc.	2,143	853,857
	Deere & Co.	3,949	1,890,149
	Dover Corp.	2,139	382,582
	Fortive Corp.	5,328	254,998
	IDEX Corp.	1,179	193,946
	Illinois Tool Works, Inc.	4,168	1,103,061
	Ingersoll Rand, Inc.	6,286	499,297
	Nordson Corp.	843	189,751
	Otis Worldwide Corp.	6,192	534,865
	PACCAR, Inc.	8,188	818,636
	Parker-Hannifin Corp.	2,005	1,522,497
	Pentair PLC	2,572	276,567
	Snap-on, Inc.	814	264,745
	Stanley Black & Decker, Inc.	2,406	178,742
	Wabtec Corp.	2,664	515,484
	Xylem, Inc.	3,785	535,805
			13,141,439

Media - 0.4%
	Charter Communications, Inc. - Class A (a)	1,498	397,839
	Comcast Corp. - Class A	58,928	2,001,784
	Fox Corp. - Class A	3,395	202,682
	Fox Corp. - Class B	2,051	111,882
	Interpublic Group of Cos., Inc.	5,816	156,101
	News Corp., - Class A	5,900	173,519
	News Corp., - Class B	1,735	58,764
	Omnicom Group, Inc.	3,062	239,847
	Paramount Skydance Corp. (a)	3,648	53,626
	Trade Desk, Inc. - Class A (a)	7,108	388,523
			3,784,567

Metals & Mining - 0.4%
	Freeport-McMoRan, Inc.	22,448	996,691
	Newmont Goldcorp Corp.	17,784	1,323,130
	Nucor Corp.	3,665	545,095
	Steel Dynamics, Inc.	2,205	288,679
			3,153,595

Multi-Utilities - 0.6%
	Ameren Corp.	4,208	419,874
	CenterPoint Energy, Inc.	10,179	383,850
	CMS Energy Corp.	4,665	333,874
	Consolidated Edison, Inc.	5,409	531,326
	Dominion Energy, Inc.	13,120	785,888
	DTE Energy Co.	3,231	441,516
	NiSource, Inc.	7,337	310,135
	Public Service Enterprise Group, Inc.	7,779	640,445
	Sempra	9,893	816,766
	WEC Energy Group, Inc.	4,954	527,651
			5,191,325

Oil, Gas & Consumable Fuels - 2.9%
	APA Corp.	5,771	134,003
	Chevron Corp.	30,529	4,902,957
	ConocoPhillips	19,931	1,972,571
	Coterra Energy, Inc.	11,496	280,962
	Devon Energy Corp.	10,260	370,386
	Diamondback Energy, Inc.	2,910	432,892
	EOG Resources, Inc.	8,780	1,095,920
	EQT Corp.	9,316	482,941
	Expand Energy Corp.	3,333	322,568
	Exxon Mobil Corp. (c)	68,019	7,773,891
	Kinder Morgan, Inc.	30,208	815,012
	Marathon Petroleum Corp.	4,931	886,150
	Occidental Petroleum Corp.	10,546	502,095
	ONEOK, Inc.	9,689	740,046
	Phillips 66	6,445	860,923
	Targa Resources Corp.	3,397	569,881
	Texas Pacific Land Corp.	285	266,042
	Valero Energy Corp.	4,938	750,625
	Williams Cos., Inc.	19,041	1,102,093
			24,261,958

Passenger Airlines - 0.2%
	Delta Air Lines, Inc.	10,021	619,097
	Southwest Airlines Co.	9,254	304,457
	United Airlines Holdings, Inc. (a)	5,133	538,965
			1,462,519

Personal Care Products - 0.1%
	Estee Lauder Cos., Inc. - Class A	3,640	333,897
	Kenvue, Inc.	29,967	620,617
			954,514

Pharmaceuticals - 2.8%
	Bristol-Myers Squibb Co.	31,700	1,495,606
	Eli Lilly & Co. (c)	12,307	9,015,862
	Johnson & Johnson (c)	37,617	6,664,604
	Merck & Co., Inc. (c)	39,522	3,324,591
	Pfizer, Inc.	88,553	2,192,572
	Viatris, Inc.	18,639	196,641
	Zoetis, Inc.	6,992	1,093,549
			23,983,425

Professional Services - 0.6%
	Automatic Data Processing, Inc.	6,348	1,930,109
	Broadridge Financial Solutions, Inc.	1,819	464,973
	Dayforce, Inc. (a)	2,476	172,751
	Equifax, Inc.	1,932	475,852
	Jacobs Solutions, Inc.	1,909	279,153
	Leidos Holdings, Inc.	2,044	369,800
	Paychex, Inc.	4,999	697,136
	Paycom Software, Inc.	730	165,819
	Verisk Analytics, Inc.	2,198	589,328
			5,144,921

Real Estate - 1.8%
	Alexandria Real Estate Equities, Inc.	2,405	198,268
	American Tower Corp.	7,296	1,487,290
	AvalonBay Communities, Inc.	2,213	433,416
	BXP, Inc.	2,265	164,235
	Camden Property Trust	1,658	185,663
	Crown Castle, Inc.	6,781	672,268
	Digital Realty Trust, Inc.	4,936	827,471
	Equinix, Inc.	1,511	1,187,933
	Equity Residential	5,330	352,420
	Essex Property Trust, Inc.	995	268,859
	Extra Space Storage, Inc.	3,304	474,388
	Federal Realty Investment Trust	1,199	120,559
	Healthpeak Properties, Inc.	10,926	196,012
	Host Hotels & Resorts, Inc.	10,923	187,985
	Invitation Homes, Inc.	8,902	278,544
	Iron Mountain, Inc.	4,578	422,687
	Kimco Realty Corp.	10,610	238,619
	Mid-America Apartment Communities, Inc.	1,817	264,955
	Prologis, Inc.	14,472	1,646,624
	Public Storage	2,457	723,808
	Realty Income Corp.	13,669	803,190
	Regency Centers Corp.	2,541	184,222
	SBA Communications Corp.	1,672	342,509
	Simon Property Group, Inc.	4,786	864,639
	UDR, Inc.	4,690	185,583
	Ventas, Inc.	6,823	464,510
	VICI Properties, Inc.	16,474	556,492
	Welltower, Inc.	9,513	1,600,848
	Weyerhaeuser Co.	11,332	293,159
			15,627,156

Real Estate Management & Development - 0.2%
	CBRE Group, Inc. - Class A (a)	4,612	747,697
	CoStar Group, Inc. (a)	6,581	588,934
			1,336,631

Semiconductors & Semiconductor Equipment - 13.3%
	Advanced Micro Devices, Inc. (a)	25,314	4,116,816
	Analog Devices, Inc.	7,748	1,947,150
	Applied Materials, Inc.	12,692	2,040,366
	Broadcom, Inc. (c)	73,243	21,781,736
	Enphase Energy, Inc. (a)	2,062	77,737
	First Solar, Inc. (a)	1,665	324,991
	Intel Corp.	67,658	1,647,472
	KLA Corp.	2,068	1,803,296
	Lam Research Corp.	20,051	2,008,108
	Microchip Technology, Inc.	8,387	545,155
	Micron Technology, Inc.	17,400	2,070,774
	Monolithic Power Systems, Inc.	740	618,462
	NVIDIA Corp. (c)	382,700	66,658,686
	NXP Semiconductors NV	3,961	930,241
	ON Semiconductor Corp. (a)	6,580	326,302
	QUALCOMM, Inc.	17,277	2,776,932
	Skyworks Solutions, Inc.	2,500	187,350
	Teradyne, Inc.	2,536	299,857
	Texas Instruments, Inc.	14,221	2,879,468
			113,040,899

Software - 11.1%
	Adobe, Inc. (a)	6,795	2,423,777
	Autodesk, Inc. (a)	3,350	1,054,245
	Cadence Design Systems, Inc. (a)	4,282	1,500,541
	Crowdstrike Holdings, Inc. - Class A (a)	3,843	1,628,279
	Datadog, Inc. - Class A (a)	4,947	676,156
	Fair Isaac Corp. (a)	371	564,529
	Fortinet, Inc. (a)	9,934	782,501
	Gen Digital, Inc.	8,472	255,854
	Intuit, Inc.	4,367	2,912,789
	Microsoft Corp. (c)	116,163	58,858,631
	Oracle Corp.	25,341	5,730,360
	Palantir Technologies, Inc. - Class A (a)	32,024	5,018,481
	Palo Alto Networks, Inc. (a)	10,337	1,969,405
	PTC, Inc. (a)	1,870	399,245
	Roper Technologies, Inc.	1,665	876,306
	Salesforce, Inc.	14,949	3,830,681
	ServiceNow, Inc. (a)	3,211	2,945,964
	Synopsys, Inc. (a)	2,879	1,737,534
	Tyler Technologies, Inc. (a)	662	372,627
	Workday, Inc. - Class A (a)	3,334	769,554
			94,307,459

Specialty Retail - 1.9%
	AutoZone, Inc. (a)	252	1,058,029
	Best Buy Co., Inc.	3,031	223,203
	CarMax, Inc. (a)	2,399	147,179
	Home Depot, Inc. (c)	15,518	6,312,257
	Lowe's Cos., Inc.	8,817	2,275,315
	O'Reilly Automotive, Inc. (a)	13,402	1,389,519
	Ross Stores, Inc.	5,149	757,727
	TJX Cos., Inc.	17,557	2,398,462
	Tractor Supply Co.	8,344	515,325
	Ulta Beauty, Inc. (a)	718	353,780
	Williams-Sonoma, Inc.	1,920	361,325
			15,792,121

Technology Hardware, Storage & Peripherals - 6.8%
	Apple, Inc. (c)	234,747	54,494,169
	Dell Technologies, Inc. - Class C	4,867	594,504
	Hewlett Packard Enterprise Co.	20,516	463,046
	HP, Inc.	14,651	418,140
	NetApp, Inc.	3,171	357,657
	Seagate Technology Holdings PLC	3,300	552,420
	Super Micro Computer, Inc. (a)	7,865	326,712
	Western Digital Corp.	5,428	436,085
			57,642,733

Textiles, Apparel & Luxury Goods - 0.3%
	Deckers Outdoor Corp. (a)	2,366	283,044
	Lululemon Athletica, Inc. (a)	1,746	353,041
	Nike, Inc. - Class B	18,454	1,427,786
	Ralph Lauren Corp., Class A	615	182,612
	Tapestry, Inc.	3,230	328,879
			2,575,362

Tobacco - 0.7%
	Altria Group, Inc.	26,476	1,779,452
	Philip Morris International, Inc.	24,288	4,059,253
			5,838,705

Trading Companies & Distributors - 0.3%
	Fastenal Co.	17,905	889,162
	United Rentals, Inc.	1,009	964,947
	WW Grainger, Inc.	686	695,261
			2,549,370

Water Utilities - 0.1%
	American Water Works Co., Inc.	3,039	436,127

Wireless Telecommunication Services - 0.2%
	T-Mobile US, Inc.	7,485	1,886,145
TOTAL COMMON STOCKS (Cost $583,818,316)			856,900,191

PURCHASED OPTIONS - 1.0%(a)	Notional Amount	Contracts	Value
	Put Options - 1.0%		$–
	S&P 500 Index (e)(f)(h)
Expiration: 09/19/2025; Exercise Price: $5,925.00	$277,791,180	430	283,800
Expiration: 10/17/2025; Exercise Price: $6,225.00	287,481,570	445	2,362,950
Expiration: 11/21/2025; Exercise Price: $6,425.00	284,251,440	440	5,904,800
TOTAL PURCHASED OPTIONS (Cost $19,650,066)			8,551,550

	RIGHTS - 0.0%(b)	Shares	Value
	SYCAMORE PARTNERS LLC -RIGHT, Expires 08/28/2026, Exercise Price $3.00 (a)(d)	11,159	0
TOTAL RIGHTS (Cost $0)			0

SHORT-TERM INVESTMENTS
	MONEY MARKET FUNDS - 0.6%	Shares	Value
	First American Government Obligations Fund - Class X, 4.22%(g)	5,308,716	5,308,716
TOTAL MONEY MARKET FUNDS (Cost $5,308,716)			5,308,716

TOTAL INVESTMENTS - 102.4% (Cost $608,777,098)			870,760,457
Liabilities in Excess of Other Assets - (2.4)%			(20,443,392)
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$850,317,065
two			–%
Percentages are stated as a percent of net assets.			–%

LLC - Limited Liability Company
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of August 31, 2025 is $357,621,912, which is 42.06% of total net assets.

(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of August 31, 2025.

(e)	Exchange-traded.
(f)	100 shares per contract.
(g)	The rate shown represents the 7-day annualized yield as of August 31, 2025.
(h)	Held in connection with a written option, see Schedule of Written Options for more details.

Horizon Defined Risk Fund
Schedule of Written Options
August 31, 2025 (Unaudited)

WRITTEN OPTIONS - (2.2)%	Notional Amount	Contracts	Value
Call Options - (1.8)%
S&P 500 Index (a)(b)
Expiration: 09/19/2025; Exercise Price: $6,275.00	$(277,791,180)	(430)	$(9,662,100)
Expiration: 10/17/2025; Exercise Price: $6,575.00	(287,481,570)	(445)	(3,186,200)
Expiration: 11/21/2025; Exercise Price: $6,750.00	(284,251,440)	(440)	(2,389,200)
Total Call Options			(15,237,500)

Put Options - (0.4)%
S&P 500 Index (a)(b)
Expiration: 09/19/2025; Exercise Price: $5,375.00	(277,791,180)	(430)	(102,125)
Expiration: 10/17/2025; Exercise Price: $5,725.00	(287,481,570)	(445)	(729,800)
Expiration: 11/21/2025; Exercise Price: $5,975.00	(284,251,440)	(440)	(2,505,800)
Total Put Options			(3,337,725)
TOTAL WRITTEN OPTIONS (Premiums received $18,090,135)			$(18,575,225)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Summary of Fair Value Disclosure as of August 31, 2025 (Unaudited)

Horizon Defined Risk Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$856,900,191	$–	$0	$856,900,191
Purchased Options	–	8,551,550	–	8,551,550
Rights	–	–	0	0
Money Market Funds	5,308,716	–	–	5,308,716
Total Investments	$862,208,907	$8,551,550	$0	$870,760,457

Liabilities:
Investments:
Written Options	$–	$(18,575,225)	$–	$(18,575,225)
Total Investments	$–	$(18,575,225)	$–	$(18,575,225)

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.